Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio – Partners Core Bond Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 4,842,681,173
Holdings Count | Holdings	2,741
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$4,842,681,173
Total number of portfolio holdings	2,741
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%

Variable Portfolio – Partners Core Bond Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 4,842,681,173
Holdings Count | Holdings	2,741
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,842,681,173
Total number of portfolio holdings	2,741
Portfolio turnover for the reporting period	114%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 07/15/2054 6.000%	1.6%
U.S. Treasury 05/15/2041 2.250%	1.0%
U.S. Treasury 08/15/2041 1.750%	0.9%
U.S. Treasury 08/31/2027 0.500%	0.8%
Uniform Mortgage-Backed Security TBA 07/15/2054 6.500%	0.8%
U.S. Treasury 02/15/2054 4.250%	0.8%
Federal National Mortgage Association 04/01/2052 3.000%	0.7%
U.S. Treasury 06/30/2029 4.250%	0.6%
U.S. Treasury 08/15/2032 2.750%	0.6%
U.S. Treasury 04/30/2029 4.625%	0.6%